                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06052

            Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust III performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended September 30, 2007

MARKET CONDITIONS


Strong fundamental and technical factors supported the municipal bond market throughout the first three months of the reporting period, helping it to outperform Treasuries. In July of this year, however, contagion from the troubled subprime mortgage market led to an increasingly illiquid and volatile market and a flight to quality that led Treasury bonds to outperform all other sectors of the fixed income market, including both investment grade and below investment grade municipal bonds.

Until that time, demand for municipal bonds had been quite strong as institutional investors and non-traditional buyers such as hedge funds and arbitrage investors continued to flock to the market. Given the low prevailing interest rates, demand for higher-yielding municipal bonds was particularly robust, which served to keep credit spreads tight. As market liquidity began to dry up, however, institutional demand fell off and refunding activity, which had been high, virtually halted. Although the supply of municipal bonds was declining as well, the decrease in demand put significant pressure on prices at the same time that the Treasury market was rallying. As a result, credit spreads widened, with the most significant widening occurring in the lower-rated segments of the market, where spreads on municipal bonds rated BBB and below (including non-rated bonds) widened by 40 to 50 basis points.

In mid-September, following the 50 basis point reduction in the target federal funds rate by the Federal Open Market Committee (the "Fed"), the market began to stabilize, liquidity improved, and municipal credit spreads began to tighten again. Despite these improvements, however, municipal bonds underperformed Treasuries for the overall reporting period. The 30-year municipal-to-Treasury ratio, which measures the relative attractiveness of these two sectors, rose from 85 percent to 92 percent by the end of the period, indicating that municipals underperformed Treasuries while at the same time becoming cheaper (more attractive) on a relative basis.

Overall, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate-to-long maturity portion of the yield curve. Representative yields on 30-year AAA-rated municipal bonds rose from 4.12 percent at the start of the period to 4.44 percent by the end of September. Short-term municipal bond yields, however, ended the period slightly lower with yields on one-year bonds falling from 3.55 percent to 3.41 percent. Accordingly, the spread between long-term and short-term yields, which began the period at 57 basis points, widened to 103 basis points by the end of the period, causing the slope of the municipal yield curve to shift from relatively flat to fairly steep.

PERFORMANCE ANALYSIS


For the six-month period ended September 30, 2007, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust III (OIC) decreased from $10.08 to $9.60 per share. Based on this change, plus reinvestment of tax-free dividends totaling $0.27 per share, the Fund's total NAV return was -2.11 percent. OIC's value on the New York Stock Exchange (NYSE) moved from $10.21 to $9.89 per share during the same period. Based on this change, plus reinvestment of dividends and distributions, the Fund's total market return was -0.43 percent. OIC's NYSE market price was at a 3.02 percent premium to its NAV. During the fiscal period, the Fund purchased and retired 300 shares of common stock at a weighted average market discount of 5.31 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. OIC's level of undistributed net investment income was $0.084 per share on September 30, 2007 versus $0.097 per share six months earlier.(1)

Our anticipation of higher interest rates led us to maintain the Fund's lower option-adjusted duration* through June. In July and August we began to gradually lengthen the duration to a more neutral stance. This defensive interest-rate positioning was additive to performance for the overall period as interest rates generally rose.

The Fund invests primarily in higher yielding municipal bonds. During the period, we slightly increased the Fund's exposure to these below investment grade and non-rated issues, which represented more than three-fourths of assets by period end. This credit quality profile had a positive impact on performance for the first half of the period as the lower rated segment of the market, boosted by strong demand and a limited supply, outperformed the investment grade sector. In the last half of the period, however, the performance of lower rated bonds waned and the sector underperformed higher quality securities.

Another boost to the Fund's performance was its pre-refunded holdings, representing over 7 percent of net assets. These securities benefited from their short maturities in that they did not experience the sell off that longer maturity bonds did when yields rose on the long end of the curve. Conversely, the Fund's exposure to the single family housing and tobacco sectors detracted from overall performance. Spreads in these sectors widened considerably during the period, dampening their performance.

Overall, the Fund's investments remained well-diversified across a broad range of sectors. As of the end of the period, life care, hospital, and tax allocation represented the Fund's largest sector weightings.

OIC's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   29.7%
   Hospital                                            17.3
   Special Tax Districts                               12.3
   IDR/PCR*                                             9.5
   Education Facilities                                 7.6

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              1.7%
   Aa/AA                                                1.7
   Baa/BBB                                             18.3
   Ba/BB or Less                                        9.4
   NR                                                  68.9

* Industrial Development/Pollution Control Revenue
Data as of September 30, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of September 30, 2007


WEIGHTED AVERAGE MATURITY: 22 YEARS(A)

0-5                                                                               10
6-10                                                                               3
11-15                                                                              5
16-20                                                                             16
21-25                                                                             26
26-30                                                                             32
31+                                                                                8

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

          Summary of Investments by State Classification as of 9/30/07

Florida............  12.3%   Tennessee..........   2.7%   Michigan.........................................    1.2%
California.........   9.9    Colorado...........   2.6    North Carolina...................................    1.2
Pennsylvania.......   9.3    Kansas.............   2.5    Georgia..........................................    1.1
New Jersey.........   6.0    South Carolina.....   2.5    District of Columbia.............................    1.1
Virginia...........   4.8    Maryland...........   2.4    Ohio.............................................    0.9
Illinois...........   4.6    Nevada.............   2.4    Alaska...........................................    0.5
Missouri...........   4.0    Minnesota..........   2.4    Washington.......................................    0.4
New York...........   3.9    Wyoming............   1.9    North Dakota.....................................    0.3
                                                                                                             -----
Massachusetts......   3.6    Hawaii.............   1.8    Total Long-Term Investments(+)...................  103.6
Iowa...............   3.1    Oklahoma...........   1.3    Short-Term Investment............................    0.6
Texas..............   3.1    Arizona............   1.3    Liability for Floating Rate Note Obligations.....  (5.3)
Connecticut........   3.0    Alabama............   1.3    Other Assets in Excess of Liabilities............    1.1
                                                                                                             -----
Indiana............   3.0    New Hampshire......   1.2    Net Assets.......................................  100.0%
                                                                                                             =====

-------------------
+ Does not include open futures contracts with an underlying face amount of $3,451,656 with unrealized appreciation of $23,649.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of September 30, 2007


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2007(a)                                                                            1
2008                                                                              10
2009                                                                              10
2010                                                                               7
2011                                                                               8
2012                                                                               8
2013                                                                               9
2014                                                                               7
2015                                                                               7
2016                                                                              17
2017+                                                                             16

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.4%

2007(a)                                                                          7.00
2008                                                                             6.60
2009                                                                             6.20
2010                                                                             7.30
2011                                                                             7.50
2012                                                                             6.50
2013                                                                             6.50
2014                                                                             6.20
2015                                                                             5.60
2016                                                                             6.00
2017+                                                                            5.90

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.0% on 1% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper. The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is a closed-end fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as commissions on the purchase and sale of Fund shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the commissions were competitive with those of other broker-dealers and the float benefits were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (103.6%)
            Alabama (1.3%)
 $ 1,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003...........................   5.75%   06/01/27   $ 1,024,090
                                                                                             -----------

            Alaska (0.5%)
     500    Northern Tobacco Securitization Corporation, Alaska, Asset
              Backed Ser 2006 A........................................   5.00    06/01/46       417,025
                                                                                             -----------

            Arizona (1.3%)
       5    Maricopa County Industrial Development Authority, Arizona,
              Ser 2000-1C (AMT)........................................   6.25    12/01/30         5,104
   1,000    Pima County Industrial Development Authority, Arizona, Noah
              Webster Basic School Ser 2004 A..........................   6.125   12/15/34     1,035,800
                                                                                             -----------
                                                                                               1,040,904
                                                                                             -----------
            California (9.9%)
     980    California County Tobacco Securitization Agency, Gold
              County Settlement Funding Corp Ser 2006..................   0.00    06/01/33       182,035
     500    California Housing Finance Agency, RITES PA 1417 Ser 2006
              (AMT)....................................................  6.54**   08/01/31       404,820
     500    California Housing Finance Agency, RITES PA 1417 Ser 2006
              (AMT)....................................................  6.74**   08/01/36       399,090
   1,500    California Statewide Communities Development Authority,
              Lancer Educational Student Housing LLC Ser 2007..........   5.625   06/01/33     1,478,820
     475    Carlsbad Community Facilities District #3, California, Ser
              2006.....................................................   5.30    09/01/36       453,701
   2,000    Golden State Tobacco Securitization Corporation,
              California, Asset Backed Ser Refg 2007 A+................   5.125   06/01/47     1,722,734
   1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25    01/01/30     1,007,490
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,283,347
   1,000    San Marcos Community Facilities District # 2002-01,
              California, University Commons Ser 2004..................   5.90    09/01/28     1,016,790
   5,000    Silicon Valley Tobacco Securitization Authority,
              California, Santa Clara Tobacco Securitization Corp Ser
              2007 C...................................................   0.00    06/01/56       160,200
                                                                                             -----------
                                                                                               8,109,027
                                                                                             -----------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Colorado (2.6%)
 $   155    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25%   10/01/31   $   165,410
   1,000    Copperleaf Metropolitan District # 2, Colorado, Ser 2006...   5.95    12/01/36       947,700
     500    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A...................................................   7.30    09/01/22       523,710
     500    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A...................................................   7.35    09/01/31       521,730
                                                                                             -----------
                                                                                               2,158,550
                                                                                             -----------
            Connecticut (3.0%)
   1,000    Georgetown Special Taxing District, Connecticut, Ser 2006 A
              (a)......................................................   5.125   10/01/36       910,330
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2001 (a).............................................   6.25    01/01/31     1,570,665
                                                                                             -----------
                                                                                               2,480,995
                                                                                             -----------
            District of Columbia (1.1%)
     905    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)*...................................................  10.125   09/01/11       906,186
                                                                                             -----------
            Florida (12.3%)
     500    Alachua County Industrial Development, Florida, North
              Florida Retirement Village Ser 2007......................   5.875   11/15/36       506,240
     495    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School Ser 2004 B.............   5.80    05/01/34       477,126
     500    Fiddlers Creek Community Development District #1, Florida,
              Ser 2005.................................................   6.00    05/01/38       497,535
     250    Fountainbleau Lakes Community Development District,
              Florida, Ser 2007 B......................................   6.00    05/01/15       251,572
   1,000    Grand Bay at Doral Community Development District, Florida,
              Ser 2007 A...............................................   6.00    05/01/39       937,640
   1,000    Midtown Miami Community Development District, Florida,
              Parking Garage Ser 2004 A................................   6.25    05/01/37       996,580
   1,100    Orange County Health Facilities Authority, Florida, Orlando
              Lutheran Towers Inc Ser 2005.............................   5.375   07/01/20     1,078,528
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999........   6.75    04/01/34     2,056,460
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004...................................   6.25    06/01/34     1,044,310
   2,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/10++   2,222,960
                                                                                             -----------
                                                                                              10,068,951
                                                                                             -----------
            Georgia (1.1%)
   1,000    Medical Center Hospital Authority, Georgia, Spring Harbor
              Green Island, Ser 2007...................................   5.25    07/01/27       933,490
                                                                                             -----------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Hawaii (1.8%)
 $ 1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50%   07/01/28   $ 1,512,255
                                                                                             -----------

            Illinois (4.6%)
     500    Bolingbrook, Illinois, Sales Tax Ser 2005..................  0.00++   01/01/24       506,690
     240    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29       243,266
     500    Chicago, Illinois, Lake Shore East Ser 2002................   6.75    12/01/32       527,655
     260    Hampshire Special Service Area #18, Illinois, Ser 2007 A...   6.00    03/01/44       257,514
   1,000    Illinois Finance Authority, Friendship Village of
              Schaumburg Ser 2005 A....................................   5.625   02/15/37       949,090
     750    Illinois Health Facilities Authority, Villa St Benedict Ser
              2003 A-1.................................................   6.90    11/15/33       751,335
     500    Pingree Grove Special Service Area # 7, Illinois, Cambridge
              Lakes Ser 2006...........................................   6.00    03/01/36       492,930
                                                                                             -----------
                                                                                               3,728,480
                                                                                             -----------
            Indiana (3.0%)
     500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31       524,540
     275    Saint Joseph County, Indiana, Holy Cross Village at Notre
              Dame Ser 2006 A..........................................   6.00    05/15/26       280,728
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28     1,629,105
                                                                                             -----------
                                                                                               2,434,373
                                                                                             -----------
            Iowa (3.1%)
   1,000    Iowa Finance Authority Senior Living Facility, Deerfield
              Retirement Community Inc, Ser 2007 A.....................   5.50    11/15/37       932,590
     935    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/11++   1,126,217
     500    Washington County Hospital, Iowa, Ser 2006.................   5.375   07/01/26       487,560
                                                                                             -----------
                                                                                               2,546,367
                                                                                             -----------
            Kansas (2.5%)
   1,000    Olathe, Kansas, Catholic Care Ser 2006 A...................   6.00    11/15/38     1,007,600
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,057,520
                                                                                             -----------
                                                                                               2,065,120
                                                                                             -----------

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Maryland (2.4%)
 $   500    Howard County, Maryland, Vantage House Ser 2007 B..........   5.25%   04/01/37   $   459,050
   1,235    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)...............   8.75    11/15/10     1,037,067
     500    Maryland Health & Higher Educational Facilities Authority,
              King Farm Presbyterian Community Ser 2007 A..............   5.30    01/01/37       465,935
                                                                                             -----------
                                                                                               1,962,052
                                                                                             -----------
            Massachusetts (3.6%)
     935    Massachusetts Development Finance Agency, Kennedy-Donovan
              Center Inc 1990 Issue....................................   7.50    06/01/10       962,517
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,464,130
     500    Massachusetts Development Finance Authority, Evergreen
              Center Ser 2005..........................................   5.50    01/01/35       494,040
                                                                                             -----------
                                                                                               2,920,687
                                                                                             -----------
            Michigan (1.2%)
   1,000    Michigan Tobacco Settlement Finance Authority Ser 2007 A...   6.00    06/01/48       999,750
                                                                                             -----------

            Minnesota (2.4%)
   1,250    Aitkin, Minnesota, Riverwood Healthcare Center Ser 2006....   5.60    02/01/32     1,227,100
     500    Buffalo, Minnesota, Central Minnesota Senior Housing Ser
              2006 A...................................................   5.50    09/01/33       475,175
     250    North Oaks, Minnesota, Presbyterian Homes of North Oaks Ser
              2007.....................................................   6.125   10/01/39       252,043
                                                                                             -----------
                                                                                               1,954,318
                                                                                             -----------
            Missouri (4.0%)
   1,000    Des Peres, Missouri, West County Center Ser 2002...........   5.75    04/15/20     1,011,310
   1,000    Kansas City Industrial Development Authority, Missouri,
              Bishop Spencer 2004 Ser I................................   6.25    01/01/24     1,027,730
   1,000    Kansas City Industrial Development Authority, Missouri,
              Plaza Library Ser 2004...................................   5.90    03/01/24       989,180
     250    St Louis County Industrial Development Authority, Missouri,
              St Andrews Resources for Seniors Ser 2007 A..............   6.375   12/01/41       252,205
                                                                                             -----------
                                                                                               3,280,425
                                                                                             -----------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Nevada (2.4%)
 $   500    Clark County Special Improvement District #142, Nevada,
              Mountain's Edge Ser 2003.................................   6.375%  08/01/23   $   516,270
     500    Henderson, Nevada, Local Improvement District #T-18, Ser
              2006.....................................................   5.30    09/01/35       451,275
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40       988,190
                                                                                             -----------
                                                                                               1,955,735
                                                                                             -----------
            New Hampshire (1.2%)
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28     1,008,270
                                                                                             -----------

            New Jersey (6.0%)
   1,000    New Jersey Economic Development Authority, Cedar Crest
              Village Inc Ser 2001 A...................................   7.25    11/15/11++   1,143,980
   1,000    New Jersey Economic Development Authority, Franciscan Oaks
              Ser 1997.................................................   5.70    10/01/17     1,012,710
   1,000    New Jersey Economic Development Authority, Franciscan Oaks
              Ser 1997.................................................   5.75    10/01/23     1,008,100
     500    New Jersey Economic Development Authority, Lions Gate Ser
              2005 A...................................................   5.875   01/01/37       502,730
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27     1,020,810
   2,000    Tobacco Settlement Financing Corporation, New Jersey, Ser
              2007-1B..................................................   0.00    06/01/41       224,220
                                                                                             -----------
                                                                                               4,912,550
                                                                                             -----------
            New York (3.9%)
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29     1,013,130
   1,000    New York City Industrial Development Agency, New York, 7
              World Trade Center LLC Ser 2005 A........................   6.50    03/01/35     1,045,680
   1,000    New York City Industrial Development Agency, New York,
              American Airlines Inc Ser 2005 (AMT).....................   7.75    08/01/31     1,143,810
                                                                                             -----------
                                                                                               3,202,620
                                                                                             -----------
            North Carolina (1.2%)
   1,000    North Carolina Medical Care Commission Healthcare
              Facilities, Presbyterian Homes Ser 2006..................   5.50    10/01/31       997,350
                                                                                             -----------

            North Dakota (0.3%)
     250    Ward County, North Dakota, Trinity Health Ser 2006.........   5.125   07/01/29       247,072
                                                                                             -----------

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Ohio (0.9%)
 $   450    Cuyahoga County, Health Care & Independent Living
              Facilities, Ohio, Eliza Jennings Senior Care Ser 2007
              A........................................................   5.75%   05/15/27   $   443,718
     300    Tuscarawas County Hospital Facilities, Ohio, The Twin City
              Hospital Corporation Ser 2007............................   6.35    11/01/37       301,530
                                                                                             -----------
                                                                                                 745,248
                                                                                             -----------
            Oklahoma (1.3%)
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31     1,065,570
                                                                                             -----------

            Pennsylvania (9.3%)
   2,000    Allegheny County Development Authority, Pennsylvania, West
              Penn Ser 2007 A+.........................................   5.375   11/15/40     1,933,870
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004................................   5.60    07/01/23       508,080
     750    Bucks County Industrial Development Authority,
              Pennsylvania, Ann's Choice Ser 2005 A....................   6.25    01/01/35       762,705
     425    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10       441,414
   1,000    Harrisburg Authority, Pennsylvania, Harrisburg University
              of Science & Technology Ser 2007 B.......................   6.00    09/01/36     1,016,010
     500    Montgomery County Industrial Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005..............   6.25    02/01/35       512,650
     500    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT)......................   6.75    12/01/36       543,720
     880    Pennsylvania Housing Finance Agency, Ser 2006-96 A
              (AMT)+...................................................   4.65    10/01/31       825,411
   1,120    Pennsylvania Housing Finance Agency, Ser 2006-96 A
              (AMT)+...................................................   4.70    10/01/37     1,050,524
                                                                                             -----------
                                                                                               7,594,384
                                                                                             -----------
            South Carolina (2.5%)
   1,100    South Carolina Jobs-Economic Development Authority,
              Lutheran Homes, Ser 2007.................................   5.50    05/01/28     1,051,028
     750    South Carolina Jobs-Economic Development Authority, Wesley
              Commons Ser 2006.........................................   5.30    10/01/36       671,175
     325    South Carolina Jobs-Economic Development Authority,
              Woodlands at Furman Ser 2007 A...........................   6.00    11/15/37       325,000
                                                                                             -----------
                                                                                               2,047,203
                                                                                             -----------

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tennessee (2.7%)
 $ 1,000    Chattanooga Health Educational & Housing Facilities Board,
              Tennessee, Student Housing Refg Ser 2005 A***............   5.00%   10/01/25   $   957,070
     500    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Trezevant Manor Ser 2006 A.............   5.75    09/01/37       500,665
     750    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A.......   7.25    12/01/34       756,330
                                                                                             -----------
                                                                                               2,214,065
                                                                                             -----------
            Texas (3.1%)
     500    Austin Convention Enterprises Inc, Texas, Convention Center
              Hotel Ser 2006 B.........................................   5.75    01/01/34       489,345
     500    Decatur Hospital Authority, Texas, Wise Regional Health Ser
              2004 A...................................................   7.125   09/01/34       535,635
     500    HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006
              A........................................................   5.75    11/01/36       471,100
   1,000    Lubbock, Health Facilities Development Corporation, Texas,
              Carillon Ser 2005 A......................................   6.50    07/01/26     1,029,710
                                                                                             -----------
                                                                                               2,525,790
                                                                                             -----------
            Virginia (4.8%)
   2,527    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,620,721
   1,000    Peninsula Ports Authority of Virginia, Baptist Homes Ser
              2006 C...................................................   5.40    12/01/33       971,950
     300    Peninsula Town Center Community Development Authority,
              Virginia, Ser 2007.......................................   6.45    09/01/37       310,536
                                                                                             -----------
                                                                                               3,903,207
                                                                                             -----------
            Washington (0.4%)
     290    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23       290,519
                                                                                             -----------

            Wyoming (1.9%)
   1,500    Teton County Hospital District, Wyoming, St John's Medical
              Center Ser 2002..........................................   6.75    12/01/27     1,573,815
                                                                                             -----------
            Total Tax-Exempt Municipal Bonds (Cost $84,360,043)...........................    84,826,443
                                                                                             -----------

 NUMBER OF
SHARES (000)
------------
               Short-Term Investment (b) (0.6%)
               Investment Company
       505     Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional
                 Class
                 (Cost $504,592)...........................................................      504,592
                                                                                             -----------
               Total Investments (Cost $84,864,635)........................................   85,331,035
                                                                                             -----------

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                             VALUE
-----------------------------------------------------------------------------------------------
            Floating Rate Notes Related to Securities Held (-5.3%)
 $(4,330)   Notes with interest rates ranging from 3.88% to 3.96% at
              September 30, 2007 and contractual maturities of
              collateral ranging from 10/01/31 to 06/01/47 (see Note
              1D)+++ (Cost $(4,330,000))................................           $(4,330,000)
                                                                                   -----------
            Total Net Investments (Cost $80,534,635) (c) (d)............   98.9%    81,001,035
            Other Assets in Excess of Liabilities.......................    1.1        892,916
                                                                          -----    -----------
            Net Assets..................................................  100.0%   $81,893,951
                                                                          =====    ===========

---------------------

     AMT   Alternative Minimum Tax.
    COPs   Certificates of Participation.
    RITES  Residual Interest Tax-Exempt Security.
     WI    Securities purchased on a when-issued basis.
      *    Joint exemption.
     **    Current coupon rate for inverse floating rate municipal
           obligation (see Note 7). This rate resets periodically as
           the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $803,910 which represents 1.0% of net assets.
     ***   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
           $37,200.
     ++    Prerefunded to call date shown.
      +    Underlying security related to inverse floater entered into by the Fund (see Note 1D).
     ++    Security is a "step-up" bond where the coupon increases on a predetermined future date.
     +++   Floating rate note obligations related to securities held.
           The interest rates shown reflect the rates in effect at
           September 30, 2007.
     (a)   Resale is restricted to qualified institutional investors.
     (b)   See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt
           Portfolio -- Institutional Class.
     (c)   Securities have been designated as collateral in an amount equal to $3,763,191 in connection with open futures
           contracts and a purchase of a when-issued security.
     (d)   The aggregate cost for federal income tax purposes
           approximates the aggregate cost for book purposes. The
           aggregate gross unrealized appreciation is $2,672,189 and
           the aggregate gross unrealized depreciation is $2,205,789, resulting in net unrealized appreciation of $466,400.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2007:

NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         APPRECIATION
------------------------------------------------------------------------------------------
    31         Short     U.S. Treasury Bonds 20
                                  Year
                             December 2007             $(3,451,656)            $23,649
                                                                               =======

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $84,360,043)......  $84,826,443
Investments in affiliate, at value (cost $504,592)..........      504,592
Receivable for:
    Interest................................................    1,333,927
    Investments sold........................................       25,000
    Dividends from affiliate................................        3,927
Prepaid expenses and other assets...........................        8,910
                                                              -----------
    Total Assets............................................   86,702,799
                                                              -----------
Liabilities:
Floating rate note obligations..............................    4,330,000
Payable for:
    Investments purchased...................................      325,000
    Investment advisory fee.................................       33,485
    Administration fee......................................        5,376
    Transfer agent fee......................................        1,945
Accrued expenses and other payables.........................      113,042
                                                              -----------
    Total Liabilities.......................................    4,808,848
                                                              -----------
    Net Assets..............................................  $81,893,951
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $81,399,383
Net unrealized appreciation.................................      490,049
Accumulated undistributed net investment income.............      719,565
Accumulated net realized loss...............................     (715,046)
                                                              -----------
    Net Assets..............................................  $81,893,951
                                                              ===========
Net Asset Value Per Share,
8,532,557 shares outstanding (unlimited shares authorized of
$.01 par value).............................................        $9.60
                                                              ===========

18
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2007 (unaudited)

Net Investment Income:
Income
Interest....................................................  $ 2,594,525
Dividends from affiliate....................................       13,365
                                                              -----------
    Total Income............................................    2,607,890
                                                              -----------
Expenses
Investment advisory fee.....................................      211,181
Interest and residual trust expenses........................       76,521
Professional fees...........................................       34,932
Administration fee..........................................       33,789
Shareholder reports and notices.............................       23,538
Listing fees................................................       10,020
Transfer agent fees and expenses............................        3,970
Trustees' fees and expenses.................................        3,865
Custodian fees..............................................        2,875
Other.......................................................       11,243
                                                              -----------
    Total Expenses..........................................      411,934
Less: amounts waived/reimbursed.............................         (240)
Less: expense offset........................................       (2,837)
                                                              -----------
    Net Expenses............................................      408,857
                                                              -----------
    Net Investment Income...................................    2,199,033
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.................................................     (106,975)
Futures contracts...........................................     (207,780)
Swap contract...............................................       86,923
                                                              -----------
    Net Realized Loss.......................................     (227,832)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (3,791,760)
Futures contracts...........................................       18,651
Swap contract...............................................       (9,804)
                                                              -----------
    Net Change in Unrealized Appreciation/Depreciation......   (3,782,913)
                                                              -----------
    Net Loss................................................   (4,010,745)
                                                              -----------
Net Decrease................................................  $(1,811,712)
                                                              ===========

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2007   MARCH 31, 2007
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 2,199,033        $ 4,476,022
Net realized gain (loss)....................................        (227,832)           856,527
Net change in unrealized appreciation/depreciation..........      (3,782,913)         2,005,686
                                                                 -----------        -----------
    Net Increase (Decrease).................................      (1,811,712)         7,338,235

Dividends to shareholders from net investment income........      (2,303,824)        (4,715,902)

Decrease from transactions in shares of beneficial
  interest..................................................          (2,673)          (407,092)
                                                                 -----------        -----------
    Net Increase (Decrease).................................      (4,118,209)         2,215,241
Net Assets:
Beginning of period.........................................      86,012,160         83,796,919
                                                                 -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $719,565 and $824,356, respectively).....................     $81,893,951        $86,012,160
                                                                 ===========        ===========

20
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate note obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption "Interest and residual trust expenses" in the Fund's Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At September 30, 2007, Fund investments with a value of $5,532,539 are held by the Dealer Trusts and serve as collateral for the $4,330,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at September 30, 2007 are presented in the Portfolio of Investments.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

E. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of September 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. For the six months ended September 30, 2007, advisory fees paid were reduced by $240 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $13,365. During the six months ended September 30, 2007, cost of purchases and sales in Morgan Stanley Institutional Liquidity Tax-Exempt
Portfolio -- Institutional Class were $9,179,218 and $8,674,626, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2007 aggregated $13,906,749 and $10,207,073, respectively. Included in the aforementioned transactions is a sale of $461,005 with another Morgan Stanley fund including a net realized loss of $38,995.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. Effective September 28, 2007, the transfer agent services previously provided to the Funds by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the "Transfer Agent").

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2007, included in Trustees' fees and expenses in the Statement of Operations amounted to $2,873. At September 30, 2007, the Fund had an accrued pension liability of $59,408 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                          PAR VALUE    EXCESS OF
                                                               SHARES     OF SHARES    PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2006.....................................  8,575,757    $85,758    $81,723,390
Treasury shares purchased and retired (weighted average
  discount 3.73%)*..........................................    (42,900)      (429)      (406,663)
                                                              ---------    -------    -----------
Balance, March 31, 2007.....................................  8,532,857     85,329     81,316,727
Treasury shares purchased and retired (weighted average
  discount 5.31%)*..........................................       (300)        (3)        (2,670)
                                                              ---------    -------    -----------
Balance, September 30, 2007.................................  8,532,557    $85,326    $81,314,057
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 25, 2007, the Fund declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
 $0.045    October 5, 2007   October 19, 2007
 $0.045    November 9, 2007  November 23, 2007
 $0.045    December 7, 2007  December 21, 2007

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2007, the Fund had a net capital loss carryforward of $482,196 which will expire on March 31, 2013 to offset future capital gains to the extent provided by regulations.

As of March 31, 2007, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2007 (UNAUDITED) continued

SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      -----------------------------------------------
                                              SEPTEMBER 30, 2007    2007      2006      2005      2004      2003
                                              ------------------   -------   -------   -------   -------   -------
                                                 (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........        $10.08          $ 9.77     $9.51     $9.39     $9.33     $9.32
                                                    ------          ------     -----     -----     -----     -----

Income (loss) from investment operations:
    Net investment income*..................          0.26            0.52      0.55      0.53      0.52      0.56
    Net realized and unrealized gain
    (loss)..................................         (0.47)           0.34      0.22      0.10      0.09      0.01
                                                    ------          ------     -----     -----     -----     -----

Total income (loss) from investment
 operations.................................         (0.21)           0.86      0.77      0.63      0.61      0.57
                                                    ------          ------     -----     -----     -----     -----

Less dividends from net investment income...         (0.27)          (0.55)    (0.53)    (0.53)    (0.56)    (0.57)
                                                    ------          ------     -----     -----     -----     -----

Anti-dilutive effect of acquiring treasury
 shares*....................................          0.00(5)         0.00(5)    0.02     0.02      0.01      0.01
                                                    ------          ------     -----     -----     -----     -----

Net asset value, end of period..............        $ 9.60          $10.08     $9.77     $9.51     $9.39     $9.33
                                                    ======          ======     =====     =====     =====     =====

Market value, end of period.................        $ 9.89          $10.21     $9.60     $8.27     $8.92     $8.63
                                                    ======          ======     =====     =====     =====     =====

Total Return+...............................         (0.43)%(1)      12.42%    22.84%    (1.27)%   10.00%     5.58%

Ratios to Average Net Assets:
Total expenses (before expense offset)......          0.97 %(2)(3)(4)    0.82%(4)    0.79%(4)    0.93%(4)    1.02%(4)    0.98%(4)

Total expenses (before expense offset,
 exclusive of interest and residual trust
 expenses)..................................          0.79 %(2)(3)(4)    0.79%(4)    0.79%(4)    0.93%(4)    1.02%(4)    0.98%(4)

Net investment income.......................          5.21 %(2)(3)    5.25%     5.74%     5.68%     5.59%     5.96%

Supplemental Data:
Net assets, end of period, in thousands.....       $81,894         $86,012   $83,797   $84,380   $85,549   $86,567

Portfolio turnover rate.....................            12 %(1)         28%       20%       17%       12%        8%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Tax-Exempt Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5) Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.

28
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO MANAGEMENT/REVISED INVESTMENT POLICY (UNAUDITED)

Portfolio Management

As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Wayne Godlin, a Managing Director of the Investment Adviser, Gerard J. Lian, an Executive Director of the Investment Adviser, and Robert Stryker, a Vice President of the Investment Adviser.

Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since July 2001 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in May 2003. Mr. Stryker has been associated with the Investment Adviser in an investment management capacity since February 1994 and began managing the Fund in September 2007.

The composition of the team may change from time to time.

Revised Investment Policy

To the extent permitted by applicable law and the Fund's investment objectives, policies, and restrictions, the Fund may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Fund bearing some additional expenses.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036
The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income Opportunities Trust III

Semiannual Report
September 30, 2007

[MORGAN STANLEY LOGO]

OICSAN
IU07-04803P-Y09/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                    (c) Total       (d) Maximum
                                                    Number of       Number (or
                                                    Shares (or      Approximate
                                                      Units)       Dollar Value)
                                                   Purchased as    of Shares (or
                    (a) Total                        Part of      Units) that May
                    Number of                        Publicly         Yet Be
                    Shares (or     (b) Average      Announced        Purchased
                      Units)     Price Paid per      Plans or     Under the Plans
Period              Purchased    Share (or Unit)     Programs       or Programs
------              ----------   ---------------   ------------   ---------------
March 1, 2007 -
March 31, 2007           --               --            N/A             N/A

April 1, 2007 -
April 30, 2007           --               --            N/A             N/A

May 1, 2007 -
May 31, 2007             --               --            N/A             N/A

June 1, 2007
- June 30, 2007          --               --            N/A             N/A

July 1, 2007
-July 31, 2007           --               --            N/A             N/A

August 1, 2007
- August 31, 2007       300          $8.9100            N/A             N/A
                        ---          -------            ---             ---
Total                   300          $8.9100            N/A             N/A
                        ===          =======            ===             ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007